OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

October 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Multi Strategies Fund (the “Registrant”);Reg. No. 333-135492; File No. 811-21918

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2013.

Sincerely,

/s/ Adrienne Ruffle
-------------------------------
Adrienne Ruffle
Associate Counsel
212-323-5231
aruffle@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond